Acquisition - The fair value of purchase consideration (Details) - Arcola Energy Limited $ in Thousands	Nov. 11, 2021 USD ($)
Disclosure of detailed information about business combination [line items]
Cash and debt paid on closing	$ 7,477
Deferred share consideration	4,851
Contingent cash consideration	26,258
Working capital adjustment	611
Total Fair Value (Preliminary) of Purchase Consideration	$ 39,197